CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	[1]	Treasury shares [member]	Retained Earnings / (Accumulated Deficit) [Member]	Exchange Reserve [Member]	Other Reserve [Member]	[1]	Invested Capital [Member]
Beginning balance at Dec. 31, 2020	$ 145,904	$ 0		$ 0	$ 0	$ 0	$ 0		$ 145,904
Profit / (loss) for the year	82,643	0		0	67,169	0	0		15,474
Other comprehensive loss	(195)	0		0	0	(195)	0		0
Capital share allotment relating to the Reorganization	0		[2]	0	0	0		[2]	0
Share-based payments	88,355	0		0	0	0	88,355		0
Recognition of equity component of convertible debt	683	0			0	0	683		0
Deemed distribution to related parties	(29,311)	0		0	0	0	0		(29,311)
Reclassification of invested capital	0	0		0	0	0	132,067		(132,067)
Ending balance at Dec. 31, 2021	288,079			0	67,169	(195)	221,105		0
Profit / (loss) for the year	(60,366)	0		0	(60,366)	0	0		0
Other comprehensive loss	(22)	0		0	0	(22)	0		0
Share-based payments	90,648	0		0	0	0	90,648		0
Deemed distribution to related parties	0
Ending balance at Dec. 31, 2022	318,339			0	6,803	(217)	311,753		0
Issuance of shares through Business Combination	18,096		[2]	0	0	0	18,096		0
Profit / (loss) for the year	(56,656)	0		0	(56,656)	0	0		0
Other comprehensive loss	(26)	0		0	0	(26)	0		0
Share-based payments	45,488	0		0	0	0	45,488		0
Issuance of shares for exercise of share awards	412		[2]	0	0	0	412		0
Acquisition of treasury shares	(2,604)		[2]	(2,604)	0	0	0		0
Issuance of shares for cash, net of transaction costs	9,517		[2]	0	0	0	9,517		0
Deemed distribution to related parties	0
Ending balance at Dec. 31, 2023	$ 332,566			$ (2,604)	$ (49,853)	$ (243)	$ 385,266		$ 0

[1]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.
[2]	Amount less than US$1,000